Note 24 - Employee Benefits (Details) - Weighted Average Asset Allocation of Defined Benefit Pension Plans:	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Oct. 31, 2013	Oct. 31, 2013 Cash [Member] Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2012 Cash [Member] Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2013 Cash [Member]	Oct. 31, 2013 Fixed Income Securities [Member] Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2012 Fixed Income Securities [Member] Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2013 Fixed Income Securities [Member]	Oct. 31, 2013 Equity Securities [Member] Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2012 Equity Securities [Member] Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2013 Equity Securities [Member]	Oct. 31, 2013 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2012 Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]
Note 24 - Employee Benefits (Details) - Weighted Average Asset Allocation of Defined Benefit Pension Plans: [Line Items]
Target Allocation	100.00%			0.00%			44.00%			56.00%
Actual Plan Allocation		0.00%	0.00%		41.00%	41.60%		59.00%	58.40%		100.00%	100.00%